INCOME TAXES (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Provision for income taxes
Current federal taxes									$ 635,000	$ 1,441,000	$ 983,000
Current state taxes									306,000	402,000	340,000
Deferred federal taxes									431,000	900,000	1,295,000
Deferred state taxes									190,000	325,000	464,000
Total provision for income taxes	$ (277,000)	$ 1,292,000	$ 1,220,000	$ (673,000)	$ 1,078,000	$ 548,000	$ 731,000	$ 711,000	$ 1,562,000	$ 3,068,000	$ 3,082,000